Share buyback (Details) - EUR (€) € in Billions		4 Months Ended
	Feb. 13, 2025	May 30, 2025
Disclosure of reserves within equity [line items]
Number of shares acquired (in shares)		27,815,955
Purchase of treasury shares		€ 1.5
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Disclosure of reserves within equity [line items]
Share buyback program, authorized amount	€ 1.5